Provision for (Benefit from) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current
Federal					$ 4,205	$ 446	$ 122
State					1,894	941	278
Total Current Income Tax Expense Benefit					6,099	1,387	400
Deferred
Federal					933	4,220
State					(444)	(59)
Total Deferred Income Tax Expense Benefit					489	4,161
Less: Valuation allowance						(11,295)
Net Deferred Income Tax Expense Benefit			535	(332)	489	(7,134)
Provision for (benefit from) income taxes	$ 919	$ 1,502	$ 4,965	$ 4,926	$ 6,588	$ (5,747)	$ 400